8. OTHER CAPITALIZED COSTS	6 Months Ended
Jun. 30, 2014
Other Capitalized Costs
OTHER CAPITALIZED COSTS

Other capitalized costs were $20,000 and $0 at June 30, 2014 and December 31, 2013, respectively.  Other capitalized costs consisted of costs capitalized for the development of educational and marketing webinars on various industry topics surrounding marijuana.  Upon completion of the webinars, management anticipates reclassifying the capitalized costs to intangible assets.  Management estimates that the reclassification to intangible asset will occur by December 31, 2014 and that the intangible asset will have an anticipated useful life of up to two years.   There has been no amortization recognized on the intangible assets for the periods presented.